Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 2 – Related Party Transactions

Accounts Payable

As of March 31, 2024, the Company owed Eagle Vision Ventures, Inc., a Company owned by our Chief Financial Officer, John Dalfonsi, $12,500 for services rendered.

Debt Financing

On January 10, 2024, the Company completed the sale of $400,000 of Senior Secured Promissory Notes (“Notes”) and Warrants (“Warrants”) to purchase an aggregate of 100,000 shares of the Company’s common stock, to a group of six investors (the “Investors”) led by Eagle Vision Fund LP (“Eagle Vision”), an affiliate of John Dalfonsi, CFO of the Company, pursuant to a Subscription Agreement between the Company and the Investors (the “Subscription Agreement”).

Pursuant to the Subscription Agreement, Eagle Vision was paid a cash fee in the amount of $40,000 upon the closing of the transaction for due diligence fees in consideration of services rendered and to be rendered by Eagle Vision to the Company and the Investors, including conducting due diligence with respect to the Company, monitoring the performance by the Company of its obligations under the Senior Secured Notes, servicing the interest and principal payments for purchasers, engaging in ongoing discussions with the Company’s management regarding the Company’s operations and financial condition, acting as collateral agent, and evaluating financial and non-financial information related to the Company, which services are to be provided by Eagle Vision until the Senior Secured Notes have been paid in full, and $15,000 of legal fees was paid to Eagle Vision’s counsel.

The Notes mature on the earlier of December 31, 2024, or the occurrence of a Qualified Subsequent Financing or Change of Control (as such terms are defined in the Subscription Agreement) and bear interest at a rate of 15% per annum. In addition, the Notes are subject to covenants, events of defaults and other terms and conditions set forth in the Subscription Agreement. The Company’s obligations under the Notes are secured by liens on substantially all of the Company’s assets pursuant to the terms of a Security Agreement between the Company and the Investors.

Each Warrant is exercisable for a ten-year period at an exercise price of $2.00 per share.

Common Stock Options Issued for Services

On February 22, 2024, the Company granted options to purchase 140,000 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to the Company’s CEO. The options vested immediately.

On February 22, 2024, the Company granted options to purchase 75,000 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to the Company’s CFO. The options vested immediately.

On February 22, 2024, the Company also granted options to purchase an aggregate 79,166 shares of the Company’s common stock, having an exercise price of $1.92 per share, exercisable over a 10-year term, to a total of three of the Company’s directors. The options vested immediately.

Note 4 – Related Party Transactions

Accounts Payable

As of December 31, 2022, the Company owed Chase Innovations, Inc., a company owned by owned by our then Chief Financial Officer, Douglas Durst, $40,140 for services rendered through the year ended December 2022.

Convertible Notes Payable

As disclosed in Note 12, below, on January 5, 2023, the Company sold an unsecured convertible promissory note to the Chief Executive Officer’s parents, Mr. Tom and Mrs. Carol Healy, bearing interest at 8% per annum, in the face amount of $25,000. The note was convertible at a fixed conversion price of $4.125 per common share. On June 15, 2023, the note, consisting of $25,000 of principal and $800 of interest, was converted into 6,255 shares of common stock.

As disclosed in Note 12, below, the Company’s then Chief Financial Officer, Douglas Durst, held an unsecured convertible promissory note in the face amount of $90,000, as outstanding at September 30, 2023 and December 31, 2022. The note was convertible at a fixed conversion price of $4.125 per common share. On June 15, 2023, the note, consisting of $90,000 of principal and $6,362 of interest, was converted into 23,361 shares of common stock.

As disclosed in Note 12, below, the Company’s then Chief Financial Officer, Chris Coulter, held an unsecured convertible promissory note in the face amount of $50,000 that was outstanding at December 31, 2022. The note was convertible at a fixed conversion price of $4.125 per common share. On June 15, 2023, the note, consisting of $50,000 of principal and $7,525 of interest, was converted into 13,946 shares of common stock.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Common Stock Sales

On January 10, 2022, the Company sold 1,213 shares of common stock to the Company’s Controller at $4.125 per share for proceeds of $5,000.

Common Stock Issued for Services

On October 26, 2023, the Company issued 12,500 shares, restricted in accordance with Rule 144, to a consultant, who later became a Company director, for services performed. The aggregate fair value of the shares was $19,000, based on the closing traded price of the common stock on the date of grant.

Common Stock Options Issued for Services

On August 8, 2023, the Company granted options to purchase 30,000 shares of the Company’s common stock under its 2022 Equity Incentive Plan (the “2022 Plan”), having an exercise price of $6.00 per share, exercisable over a 10-year term, to the then chairman of the audit committee and now, Chief Financial Officer. The options vest monthly over a one-year period. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 39% and a call option value of $0.1644, was $4,932. The options are being expensed over the vesting period, resulting in $1,952 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $2,980 of unamortized expenses are expected to be expensed over the vesting period.

On August 8, 2023, the Company granted options to purchase 30,000 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $2.51 per share, exercisable over a 10-year term, to one of its directors. The options vest monthly over a one-year period. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 39% and a call option value of $0.7885, was $23,655. The options are being expensed over the vesting period, resulting in $9,364 of stock-based compensation expense during the year ended December 31, 2023. As of December 31, 2023, a total of $14,291 of unamortized expenses are expected to be expensed over the vesting period.

On January 1, 2022, the Company awarded options to purchase 57,600 shares of common stock under the 2022 Plan at an exercise price equal to $4.125 per share, exercisable over a ten-year period to the Company’s then Chief Financial Officer. The options vest monthly over an eighteen (18) month period, with the initial vesting commencing on January 1, 2022. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 29% and a call option value of $1.1531, was $66,419. The options were expensed over the vesting period, resulting in $23,619 and $44,280 of stock-based compensation expense during the years ended December 31, 2023 and 2022, respectively. The options terminated 90 days from the employee’s terminated services, on November 14, 2023.